Subsequent Events	3 Months Ended
Mar. 31, 2013
Subsequent Events

NOTE 14: SUBSEQUENT EVENTS

On April 3, 2013, the Company amended and restated the Ryerson Credit Facility to, among other things, extend the maturity date to the earlier of (a) April 3, 2018 or (b) August 16, 2017 (60 days prior to the scheduled maturity date of the 2017 Notes), if the 2017 Notes are then outstanding. The amendment also reduces the interest rate on outstanding borrowings by 25 to 50 basis points as well as reduces the commitment fees on amounts not borrowed by 12.5 basis points.